Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 1,279,024	¥ 1,119,902
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥8,555 million in 2010 and ¥7,904 million in 2011 (notes 3, 9 and 20)	787,691	883,476
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,131,068	1,100,158
Inventories (notes 5 and 9)	899,813	935,629
Deferred income taxes (note 11)	202,291	176,604
Other current assets (notes 7, 9 and 17)	390,160	397,955
Total current assets	4,690,047	4,613,724
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,348,913	2,361,335
Investments and advances:
Investments in and advances to affiliates (note 6)	440,026	457,834
Other, including marketable equity securities (notes 4 and 7)	199,906	184,847
Total investments and advances	639,932	642,681
Property on operating leases (note 8):
Vehicles	1,645,517	1,651,672
Less accumulated depreciation	287,885	343,525
Net property on operating leases	1,357,632	1,308,147
Property, plant and equipment, at cost (note 9):
Land	483,654	489,769
Buildings	1,473,067	1,509,821
Machinery and equipment	3,166,353	3,257,455
Construction in progress	202,186	143,862
Property, Plant and Equipment, Gross, Total	5,325,260	5,400,907
Less accumulated depreciation and amortization	3,385,904	3,314,244
Net property, plant and equipment	1,939,356	2,086,663
Other assets, net of allowance for doubtful accounts of ¥9,319 million in 2010 and ¥23,275 million in 2011 (notes 3, 4, 9, 11, 13, 17 and 20)	594,994	616,565
Total assets	11,570,874	11,629,115
Current liabilities:
Short-term debt (notes 4 and 9)	1,094,740	1,066,344
Current portion of long-term debt (notes 4 and 9)	962,455	722,296
Trade payables:
Notes	25,216	24,704
Accounts	691,520	802,464
Accrued expenses (note 13)	525,540	542,521
Income taxes payable (note 11)	31,960	23,947
Other current liabilities (notes 9, 11 and 17)	236,761	236,854
Total current liabilities	3,568,192	3,419,130
Long-term debt, excluding current portion (notes 4 and 9)	2,043,240	2,313,035
Other liabilities (notes 4, 10, 11 and 13)	1,376,530	1,440,520
Total liabilities	6,987,962	7,172,685
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares in 2010 and 2011; issued 1,834,828,430 shares in 2010 and 1,811,428,430 shares in 2011	86,067	86,067
Capital surplus	172,529	172,529
Legal reserves (note 12)	46,330	45,463
Retained earnings (note 12)	5,666,539	5,304,473
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,495,380)	(1,208,162)
Treasury stock, at cost 20,225,694 shares in 2010 and 9,126,716 shares in 2011	(26,110)	(71,730)
Total Honda Motor Co., Ltd. shareholders' equity	4,449,975	4,328,640
Noncontrolling interests	132,937	127,790
Total equity	4,582,912	4,456,430
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 11,570,874	¥ 11,629,115